RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Growers Advances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for expected credit losses to grower advances at beginning of period	$ (7,827)	$ (6,175)
Acquisitions	(3,785)
Disposals	431
Additional provisions in the period	(1,970)	(2,441)
Recoveries of amounts previously reserved	177
Write-offs	720	385
Balance sheet reclassifications	13	566
Foreign exchange impact	158	(162)
Allowance for expected credit losses to grower advances at end of period	$ (12,083)	$ (7,827)